Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

Note 12—Fair Value Measurements

We have estimated fair value by using appropriate valuation methodologies and information available to management as of December 31, 2012 and 2011. Considerable judgment is required in developing these estimates, and accordingly, estimated values may differ from actual results.

The estimated fair value of accounts receivable, accounts payable and accrued expenses approximates their carrying value due to their short-term nature. Additionally, the estimated fair value of current and noncurrent restricted cash approximates its carrying value as it consists of cash and cash equivalent balances. The estimated fair value of our Project Facilities Agreement debt approximates carrying value because the variable rates approximate current market rates. As of December 31, 2012, we estimated the fair value of our 2015 Senior Unsecured Bonds and our 2017 Senior Secured Notes to be approximately $308.9 million and $512.5 million compared to their carrying value of $300.0 million and $497.5 million. We estimate the fair values of our variable-rate and fixed-rate debts using significant other observable inputs, which represent Level 2 fair value measurements.

The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2012
		Fair value measurements using
	Carrying value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$47,006	—	47,006	—

	December 31, 2011
		Fair value measurements using
	Carrying value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$51,235	—	51,235	—

We use an income approach to value assets and liabilities for outstanding interest rate swaps. These contracts are valued using a discounted cash flow model that calculates the present value of future cash flows under the terms of the contracts using market information as of the reporting date, such as prevailing interest rates. The determination of the fair values above incorporates various factors, including the impact of the counterparty’s non-performance risk with respect to the Company’s financial assets and the Company’s non-performance risk with respect to the Company’s financial liabilities. The Company has not elected to offset the fair value amounts recognized for multiple derivative instruments executed with the same counterparty, but report them gross on its consolidated balance sheets.

Refer to Note 11 for further discussion of the Company’s use of derivative instruments and their fair values.